UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2004

Check here if Amendment [  ]; Amendment Number: _____
This Amendment (Check only one.): [    ] is a restatement.
                                  [    ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Schwerin Boyle Capital Management, Inc.
Address:  1391 Main Street
          Springfield, MA  01103

13F File Number: 28-4834

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Maureen Marsella
Title:    Chief Compliance Officer
Phone:    413-784-0990

Signature, Place, and Date of Signing:

/s/ Maureen Marsella, Springfield, MA, November 15, 2004

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT.

[   ] 13F NOTICE.

[   ] 13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:     -0-

Form 13F Information Table Entry Total: 29
Form 13F Information Table Value Total: $417,181


List of Other Included Managers:

None

FORM 13F INFORMATION TABLE

                                   TITLE              VALUE     SHARES  SH/  PUT/  INVSTMT OTH  VOTING AUTHORITY
NAME OF ISSUER                    OF CLASS CUSIP     (X$1000)  PRN/AMT  PRN  CALL  DSCRETN MGRS SOLE SHARED NONE

AmerisourceBergen Corp               COM   03073E105   7533     140250   SH         SOLE        16300       123950
AMLI Residential Pptys Trust         COM   001735109   6038     197650   SH         SOLE        18500       179150
Berkshire Hathaway Inc Del Cl B      COM   084670207  43745      15237   SH         SOLE         1632        13605
Cathay General Bancorp               COM   149150104  11686     314216   SH         SOLE        38000       276216
Cendant Corp                         COM   151313103  44480    2059250   SH         SOLE       211100      1848150
Center Financial Corp                COM   15146E102   2048     107695   SH         SOLE            0       107695
Chubb Corp                           COM   171232101  15947     226912   SH         SOLE        23925       202987
The Coca-Cola Co		     COM   191216100  12242     305675   SH         SOLE        28000       277675
CVS Corp		             COM   126650100  11074     262850   SH         SOLE        29300       233550
Devon Energy Corp New                COM   25179M103  13930     196165   SH         SOLE        24900       171265
Federal Home Ln Mtg Corp             COM   313400301  22700     347945   SH         SOLE        38150       309795
Fifth Third Bancorp                  COM   316773100  15098     306750   SH         SOLE        33800       272950
Greater Bay Bancorp                  COM   391648102  12078     420100   SH         SOLE        53350       366750
International Speedway Corp Cl A     COM   460335201  10005     200503   SH         SOLE        24210       176293
Johnson & Johnson                    COM   478160104  14412     255850   SH         SOLE        31600       224250
Mattel, Inc                          COM   577081102  13659     753400   SH         SOLE        81000       672400
Medco Health Solutions, Inc          COM   58405U102  11992     388100   SH         SOLE        41650       346450
Mercury General Corp New             COM   589400100  26017     491909   SH         SOLE        49250       442659
Mestek Inc                           COM   590829107   8731     500372   SH         SOLE        55300       445072
Moneygram International Inc	     COM   60935Y109  15896     930675   SH         SOLE       105800       824875
Post Pptys Inc                       COM   737464107  14577     487525   SH         SOLE        57950       429575
Progressive Corp Ohio                COM   743315103  10756     126910   SH         SOLE        16100       110810
Safeco Corp                          COM   786429100   3399      74465   SH         SOLE        10900        63565
Summit Pptys Inc                     COM   866239106    448      16550   SH         SOLE          550        16000
Sun Communities Inc                  COM   866674104  13564     346110   SH         SOLE        42700       303410
TJX Cos Inc New                      COM   872540109  14451     655650   SH         SOLE        63600       592050
Viad Corp                            COM   92552R406   4922     207397   SH         SOLE        22137       185260
Washington Post Co                   COM   939640108  23098      25106   SH         SOLE         3155        21951
Weight Watchers Intl Inc New         COM   948626106  12655     326000   SH         SOLE        31900       294100